Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Basic Earnings Per Share
a)	Basic earnings per share

Details of basic earnings per share were as follows:

	Years ended
	January 31, 2019	January 31, 2018
Net income attributable to shareholders	$227.0	$238.9

Weighted average number of shares	98,291,845	106,961,014

Earnings per share - basic	$2.31	$2.23

Diluted Earnings Per Share
b)	Diluted earnings per share

Details of diluted earnings per share were as follows:

	Years ended
	January 31, 2019	January 31, 2018
Net income attributable to shareholders	$227.0	$238.9

Weighted average number of shares	98,291,845	106,961,014
Dilutive effect of stock options	1,297,043	956,073
Weighted average number of diluted shares	99,588,888	107,917,087

Earnings per share - diluted	$2.28	$2.21